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1933 Act File No. 33-20673
1940 Act File No. 811-5514

January 17, 2012

VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:           MTB Group of Funds (the “Registrant”)
SEC File Nos. 33-20673 and 811-5514
Preliminary Proxy Materials

Ladies and Gentlemen:

Pursuant to the requirements of Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended (the “1934 Act”), and submitted electronically via the EDGAR system, please find enclosed a Schedule 14(a) Information cover page, preliminary Notice of Special Meeting of Shareholders, proxy statement, and form of proxy card to be furnished to the shareholders of the Trust in connection with a special meeting of shareholders that is scheduled to be held on March 2, 2012.

Please direct questions or comments relating to this filing to me at the above-referenced telephone number.

                      Very truly yours,

/s/ Jessica D. Burt
    Jessica D. Burt